Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:    484-583-8711

Email:    Sam.Goldstein@lfg.com

VIA EDGAR

March 15, 2022

Sumeera Younis, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	Funds:	LVIP BlackRock Advantage Allocation Fund, LVIP Franklin Templeton Multi-Asset
Opportunities Fund, and LVIP BlackRock Global Allocation Fund (each a “Fund”)

Dear Ms. Younis:

Attached for filing via EDGAR is the Registration Statement on Form N-14 for the above-referenced Registrant for each Fund.

The preliminary N-14 is being filed pursuant to Rule 488(a) under the Securities Act of 1933, in order to solicit proxies to approve the reorganization of the Funds as follows:

Acquired Fund	Acquiring Fund
LVIP BlackRock Advantage Allocation Fund	LVIP BlackRock Global Allocation Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein

Samuel K. Goldstein, Esq.

Vice President—Funds Management

cc:        Ronald A. Holinsky, Chief Counsel